OTHER INFORMATION (Details 4)	12 Months Ended
	Dec. 31, 2012 MBbls	Dec. 31, 2011 MBbls	Dec. 31, 2010 MBbls
Crude Oil and Liquids
Summary of estimating quantities of proved reserves data
Beginning balance	21,709	6,824	4,609
Revisions of previous estimates	12,568	6,937	(112)
Purchases of reserves in place	10,613	6,345	3,328
Extensions, discoveries, and other additions	3,415	2,687	890
Sales of reserves in place	(10)	(215)	(1,507)
Production	(2,343)	(869)	(384)
Ending balance	45,952	21,709	6,824
Developed reserves, included above:	22,617	9,179	3,720
Natural Gas
Summary of estimating quantities of proved reserves data
Beginning balance	139,237	39,452	9,364
Revisions of previous estimates	25,644	40,494	541
Purchases of reserves in place	12,082	43,757	22,250
Extensions, discoveries, and other additions	544	22,399	13,822
Sales of reserves in place	(63)	(11)	(5,298)
Production	(14,824)	(6,854)	(1,227)
Ending balance	162,620	139,237	39,452
Developed reserves, included above:	125,526	90,198	18,888